Cover	Sep. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Registrant Name	NAVAN, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42922
Entity Tax Identification Number	47-3424780
Entity Address, Address Line One	260 California Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	888
Local Phone Number	505-8747
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00000625 par value
Trading Symbol	NAVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001639723
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	3045 Park Boulevard
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306